Exhibit 99.1 Schedule 6

Category	# of Mortgage Loans	% of Mortgage Loans
No Delinquency, No Missing Data	100	21.98%
Delinquency, No Missing Data	339	74.51%
No Delinquency, At Least One Month Missing	9	1.98%
Delinquency, At Least One Month Missing	7	1.54%
Total	455	100.01%